GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Discontinued Operations In Statements of Operations and Balance Sheet
The results of the discontinued operations including prior periods' comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2016	2015	2014

Revenues	$909	$790	$856
Cost of sales	698	626	660
Operating expenses	197	347	239
Operating income (loss)	14	(183)	(43)
Finance income (expenses), net	(1)	4	7

Net income (loss)	13	(179)	(36)

 The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2016	2015

Cash and cash equivalents	$1,159	$1,020
Trade receivables	244	392
Other accounts receivable and prepaid expenses	6	2
Inventories	845	874
PROPERTY, PLANT AND EQUIPMENT, NET	266	391

Total assets of discontinued operations	2,520	2,679

Trade payables	54	10
Accrued expenses and other liabilities	211	216

Total liabilities of discontinued operations	$265	$226